Leases (Details) - Schedule of the supplemental cash flow information related to operating leases $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule Of The Supplemental Cash Flow Information Related To Operating Leases [Abstract]
Operating cash flows for operating leases	$ 2,093
Operating lease liabilities arising from obtaining operating right-of-use assets, excluding the impact of $4.9 million recognized on initial adoption, refer to note 2(z)	$ 648